Income Taxes - Income Tax-Related Litigation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Additional tax expense if tax authorities were to prevail in ongoing dispute	€ 1,571	€ 1,283
Interest expenses and penalties included in additional tax expense	€ 857	€ 677